BRINSON FINANCIAL SERVICES GROWTH FUND INC.                  SEMIANNUAL REPORT


                                                               November 15, 2001




Dear Shareholder,

     We are deeply saddened by the tragic events of September 11, 2001. All of us who are part of the global UBS family mourn the terrible loss of life on that day, and our heartfelt condolences are with our many friends, colleagues, neighbors and others who have been personally affected. As a company, we are grateful for, and actively support, those engaged in the courageous and tireless rescue, relief and recovery efforts.

     These are challenging times. Our nation and economy have faced tragedy before and have demonstrated remarkable resilience. We believe that markets will ultimately be more optimistic than they are at this moment, provided another large-scale tragedy is avoided. At times like these, it is important for investors to stay focused on the fundamentals of a solid, long-term investment program.

     Looking forward, as the impact of recent events is understood, we expect to find a capital market that is optimistic, yet sober. We have always been long-term investors and we maintain this focus under current conditions. We remain committed to providing sound advice toward helping investors meet their long-term investment needs.

     We present you with the semiannual report for Brinson Financial Services Growth Fund Inc. for the six months ended September 30, 2001.

SEMIANNUAL REPORT                    BRINSON FINANCIAL SERVICES GROWTH FUND INC.


MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]



  The six months ended September 30, 2001 was a challenging period for equity investors. Even before the tragedy of September 11, it was clear that economic growth was declining dramatically. A downturn in capital spending led to deteriorating corporate earnings, and many companies could offer little guidance as to when their businesses might pick up. Manufacturing sales slowed, and rising unemployment began to erode consumer confidence. For the second quarter of 2001, annual gross domestic product (GDP) was barely positive at 0.3%. For the third quarter of 2001, GDP shrank at a 0.4% annual pace.

           The events of September 11 exacerbated a difficult economic situation. After a four-day shut down, the stock market opened on September 17 in an environment of political and economic uncertainty. While the market rallied during the last week of September, most major market indices ended the six-month period with negative returns. For the six months ended September 30, 2001, the S&P 500 Index declined 9.7%, the Nasdaq Composite Index declined 18.6% and the Dow Jones Industrial Average lost 9.7%.

           Against this backdrop, the Federal Reserve Board (the "Fed") continued to aggressively cut interest rates. The Fed had begun its policy of trimming interest rates in January 2001; and through September 2001, the Fed reduced short-term interest rates eight times for a total of 3.5%. On September 30, 2001, the Fed Funds rate, the rate charged to banks for overnight loans, stood at 3.0%. (On two occasions in October and November, the Fed lowered the Fed Funds rate again, each time by 0.5%.)

           The economic problems in the United States have had a ripple effect in companies and economies around the world. Weakness has been endemic in Japan for more than ten years. In Europe, where the profits of multinational companies are influenced by U.S. economic conditions, economic growth has slowed and equity market declines have been sharp. While central banks in Europe have been less aggressive than the U.S. Federal Reserve, they have, nevertheless, reduced interest rates in an effort to stimulate economic growth. The global economic slowdown was particularly hard on emerging markets. As investors became more risk averse, they sold their emerging market shares in favor of higher quality assets. While stock valuations in emerging markets were attractive, they were overshadowed by deteriorating earnings prospects and concerns about a global recession.

           The performance of the various industries that compose the financial services sector reflected the relative strengths and weaknesses of the economy and capital markets, during the period. For example, the stocks of certain banks, thrifts and savings and loans firms responded well to lower interest rates and benefited from the increase in mortgage refinancing during the period. On the other hand, reduced trading volumes, fewer investment banking deals and lower management fee revenues led to a downturn in corporate profits and lower stock prices for investment management, brokerage and financial services companies. The insurance area, which was relatively strong before September 11, proved to be remarkably resilient in the aftermath of the attacks. Initially, valuations on insurance stocks declined significantly, but when it was determined that insurance companies had more than sufficient cash reserves to cover claims associated with the events of September 11, many market participants saw opportunity in the relatively low valuations of insurance companies and bid up share prices.

BRINSON FINANCIAL SERVICES GROWTH FUND INC.                  SEMIANNUAL REPORT

PORTFOLIO HIGHLIGHTS


[GRAPHIC OMITTED]



                      For the six-month period ended September 30, 2001, the Fund's Class A shares, which declined 6.4%, outperformed the 9.7% decline of the S&P 500 Index. The Fund's return was in line with the 6.2% decline of the S&P Financial Index.

           During the period, we emphasized companies that we believe have the potential to benefit from current trends in the financial services sector. Therefore, the Fund's largest allocation was to banks (43.4% *). The steep decline in interest rates has been positive for banks, as consumers-particularly homeowners-have refinanced their debt. As of September 30, 2001, five of the Fund's top 10 holdings were banks. Two of the Fund's top 10 holdings, Federal National Mortgage Association ("Fannie Mae") (5.4%*) and Federal Home Loan Mortgage Association ("Freddie Mac") (3.1%*), have also reaped the rewards of debt refinancing and have contributed positively to the Fund's performance.

           The financial services and securities and asset management industries struggled, generally, as a declining stock market and economic uncertainty reduced investing activity.

           Insurance stocks were a significant portion of the portfolio at 19.1% of net assets. We believe they should benefit from increased demand and rising premiums in the months ahead. At 7.8% of net assets, American International Group (AIG), a global insurance holding company, was the Fund's largest company weighting.




* Weightings represent percentages of net assets as of September 30, 2001. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT                    BRINSON FINANCIAL SERVICES GROWTH FUND INC.


AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 9/30/01
                                                        6 Months     1 Year     5 Years   10 Years   Inception(0)
                       Before Deducting   CLASS A*       -6.40%    -13.29%      9.41%    15.99%     13.08%
                   Maximum Sales Charge   CLASS B**      -6.77     -13.91       8.57     15.14      16.56
                                          CLASS C+       -6.78     -13.93       8.58       N/A      13.61
                                          CLASS Y++      -6.30     -13.07        N/A       N/A      -2.37
                        After Deducting   CLASS A*      -10.59     -17.19       8.41     15.46      12.73
                   Maximum Sales Charge   CLASS B**     -11.43     -17.60       8.28     15.14      16.56
                                          CLASS C+       -7.72     -14.67       8.58       N/A      13.61
                          S&P 500 Index                  -9.69     -26.63      10.22     12.70      12.66
                    S&P Financial Index                  -6.23     -13.18      15.79     18.17      13.24
 Lipper Financial Services Funds Median                  -4.52      -6.84      13.91     18.55      13.37

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

0 Inception: since commencement of issuance on May 22, 1986 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and March 30, 1998 for Class Y shares. Lipper Median and Index inception returns are as of nearest month-end of oldest share class' inception: May 31, 1986.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in other mutual funds offered through Brinson Advisors, Inc. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12 b-1 distribution and service fees.

NOTE: ON NOVEMBER 5, 2001, CERTAIN SHARE CLASS PRICING CHANGES ARE GOING INTO EFFECT. PLEASE SEE THE FUND'S PROSPECTUS FOR DETAILS.
4

BRINSON FINANCIAL SERVICES GROWTH FUND INC.                  SEMIANNUAL REPORT

PORTFOLIO STATISTICS


CHARACTERISTICS*                                                  9/30/01                     3/31/01
-------------------------------------------------------------------------------------------------------
Net Assets (mm)                                                  $ 203.9                      $ 237.2
Number of Securities                                                   97                          87
Stocks                                                              100.0%                       99.9%
Other Assets in Excess of Liabilities                                 0.0%                        0.1%
-------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS*                         9/30/01                                              3/31/01
-------------------------------------------------------------------------------------------------------
Banks                                     43.4%       Banks                                     42.2%
Financial Services                        20.4        Financial Services                        23.5
Property Insurance                        15.0        Securities & Asset Management             12.0
Securities & Asset Management             10.2        Property Insurance                        11.7
Life Insurance                             4.1        Life Insurance                             6.3
-------------------------------------------------------------------------------------------------------
Total                                     93.1%       Total                                     95.7%


Top Ten Holdings*                          9/30/01                                             3/31/01
-------------------------------------------------------------------------------------------------------
American International Group               7.8%       Bank of America                            5.9%
Bank of America                            5.9        J.P. Morgan Chase & Co                     5.8
Citigroup                                  5.7        Citigroup                                  5.5
Federal National Mortgage Association      5.4        Federal National Mortgage Association      5.2
J.P. Morgan Chase & Co.                    4.9        Wells Fargo & Co                           4.2
Wells Fargo & Co.                          4.3        American International Group               4.2
Morgan Stanley Dean Witter                 3.1        American Express                           3.4
Federal Home Loan Mortgage Corp.           3.1        Federal Home Loan Mortgage Corp.           3.4
American Express                           2.6        Bank of New York                           2.9
Wachovia                                   2.6        Morgan Stanley Dean Witter                 2.6
-------------------------------------------------------------------------------------------------------
Total                                     45.4%       Total                                     43.1%

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

SEMIANNUAL REPORT                    BRINSON FINANCIAL SERVICES GROWTH FUND INC.



OUTLOOK
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

  As we look toward 2002, we believe there are reasons for optimism about the long-term prospects for the economy and the stock market. Stock prices have generally demonstrated resilience over the past several weeks, and many investors believe that its relative strength may be forecasting an economic turnaround in 2002. The current environment of declining interest rates, lower energy prices and moderate inflation is a plus for the economy and the stock market. In addition, we are awaiting passage of an economic stimulus package by the U.S. Congress, which could provide businesses with incentives to expand their capital spending. In managing the Fund, we have invested in high quality growth companies that we believe should benefit from a more favorable economic and investment environment in the months ahead.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on any fund managed by Brinson Advisors, Inc.,1 please contact your financial advisor or visit us at www.ubspainewebber.com.

Sincerely,

/s/Brian M. Storms

BRIAN M. STORMS                         DSI International Management, Inc. Team
President and Chief Operating Officer   Portfolio Management Team, Brinson Financial
Brinson Advisors, Inc.                  Services Growth Fund, Inc.


This letter is intended to assist shareholders in understanding how the fund performed during the six months ended September 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


1 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

BRINSON FINANCIAL SERVICES GROWTH FUND INC.

PERFORMANCE RESULTS (unaudited)


                         NET ASSET VALUE                   TOTAL RETURN(1)
                 -------------------------------- --------------------------------
                                                      12 MONTHS        6 MONTHS
                  09/30/01   03/31/01   09/30/00   ENDED 09/30/01   ENDED 09/30/01
                 ---------- ---------- ---------- ---------------- ---------------
Class A Shares     $24.73      $26.42    $33.06      (13.29)%          (6.40)%
----------------------------------------------------------------------------------
Class B Shares      23.42       25.12     31.75       (13.91)           (6.77)
----------------------------------------------------------------------------------
Class C Shares      23.36       25.06     31.69       (13.93)           (6.78)
----------------------------------------------------------------------------------

Performance Summary Class A Shares


                            NET ASSET VALUE          CAPITAL
                      ---------------------------     GAINS      DIVIDENDS       TOTAL
PERIOD COVERED         BEGINNING       ENDING      DISTRIBUTED      PAID        RETURN(1)
------------------------------------------------------------------------------------------
05/22/86 - 12/31/86   $9.25      $8.31                   -           -      (10.16)%
------------------------------------------------------------------------------------------
1987                   8.31        6.88            $0.2265      $0.3703     (11.05)
------------------------------------------------------------------------------------------
1988                   6.88        7.70                  -       0.2375      15.38
------------------------------------------------------------------------------------------
1989                   7.70        9.08                  -       0.2900      21.71
------------------------------------------------------------------------------------------
1990                   9.08        7.73                  -       0.2410     (12.33)
------------------------------------------------------------------------------------------
1991                   7.73       12.55                  -       0.2070      65.37
------------------------------------------------------------------------------------------
1992                  12.55       17.38                  -       0.0237      38.68
------------------------------------------------------------------------------------------
1993                  17.38       17.22             1.8425       0.0820      10.32
------------------------------------------------------------------------------------------
1994                  17.22       15.68             1.2660       0.1345      (0.75)
------------------------------------------------------------------------------------------
1995                  15.68       20.57             2.2099       0.2942      47.46
------------------------------------------------------------------------------------------
1996                  20.57       22.80             3.3870       0.2300      28.96
------------------------------------------------------------------------------------------
1997                  22.80       31.24             1.5895       0.2068      45.20
------------------------------------------------------------------------------------------
1998                  31.24       31.24             0.4139       0.2780       2.31
------------------------------------------------------------------------------------------
1999                  31.24       27.40             0.7891       0.0779      (9.42)
------------------------------------------------------------------------------------------
2000                  27.40       29.14             4.4755            -      23.28
------------------------------------------------------------------------------------------
01/01/01 - 09/30/01   29.14       24.73                  -            -     (15.13)
------------------------------------------------------------------------------------------
                                        Totals:   $16.1999      $2.6729
------------------------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 09/30/01:             561.39%
------------------------------------------------------------------------------------------



1 Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BRINSON FINANCIAL SERVICES GROWTH FUND INC.

PERFORMANCE RESULTS (unaudited) (concluded)





Performance Summary Class B Shares



                          NET ASSET VALUE          CAPITAL
                    ----------------------          GAINS      DIVIDENDS     TOTAL
PERIOD COVERED       BEGINNING     ENDING        DISTRIBUTED      PAID      RETURN(1)
------------------------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.24      $12.56                 -     $ 0.0640      23.30%
------------------------------------------------------------------------------------------
1992                   12.56       17.31                 -            -      37.82
------------------------------------------------------------------------------------------
1993                   17.31       17.04          $ 1.8425       0.0571       9.57
------------------------------------------------------------------------------------------
1994                   17.04       15.47            1.2660       0.0344      (1.53)
------------------------------------------------------------------------------------------
1995                   15.47       20.21            2.2099       0.1766      46.36
------------------------------------------------------------------------------------------
1996                   20.21       22.32            3.3870       0.0592      28.00
------------------------------------------------------------------------------------------
1997                   22.32       30.42            1.5895       0.0884      44.10
------------------------------------------------------------------------------------------
1998                   30.42       30.38            0.4139       0.0755       1.55
------------------------------------------------------------------------------------------
1999                   30.38       26.49            0.7891            -     (10.12)
------------------------------------------------------------------------------------------
2000                   26.49       27.77            4.4755            -      22.35
------------------------------------------------------------------------------------------
01/01/01 - 09/30/01    27.77       23.42                 -            -     (15.66)
------------------------------------------------------------------------------------------
                                        TOTALS:   $15.9734    $ 0.5552
------------------------------------------------------------------------------------------
                                      CUMULATIVETOTAL RETURN AS OF 9/30/01: 381.57%
------------------------------------------------------------------------------------------

Performance Summary Class C Shares


                            NET ASSET VALUE          CAPITAL
                      ---------------------------     GAINS      DIVIDENDS     TOTAL
PERIOD COVERED         BEGINNING       ENDING      DISTRIBUTED      PAID      RETURN(1)
------------------------------------------------------------------------------------------
07/01/92 - 12/31/92   $14.61      $17.32                 -    $ 0.0359      18.80%
------------------------------------------------------------------------------------------
1993                   17.32       17.03          $ 1.8425       0.0691       9.52
------------------------------------------------------------------------------------------
1994                   17.03       15.48            1.2660       0.0209      (1.50)
------------------------------------------------------------------------------------------
1995                   15.48       20.21            2.2099       0.1819      46.30
------------------------------------------------------------------------------------------
1996                   20.21       22.29            3.3870       0.0861      27.99
------------------------------------------------------------------------------------------
1997                   22.29       30.37            1.5895       0.0938      44.09
------------------------------------------------------------------------------------------
1998                   30.37       30.31            0.4139       0.0944       1.55
------------------------------------------------------------------------------------------
1999                   30.31       26.43            0.7891            -     (10.11)
------------------------------------------------------------------------------------------
2000                   26.43       27.70            4.4755            -      22.37
------------------------------------------------------------------------------------------
01/01/01 - 09/30/01    27.70       23.36                 -            -     (15.67)
------------------------------------------------------------------------------------------
                                        TOTALS:   $15.9734     $ 0.5821
------------------------------------------------------------------------------------------
                                CUMULATIVE TOTAL RETURN AS OF 09/30/01:     225.76%
------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended September 30, 2001 and since inception, March 30, 1998 through September 30, 2001, Class Y shares have a total return of (6.30)% and (8.08)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BRINSON FINANCIAL SERVICES GROWTH FUND INC.

PORTFOLIO OF INVESTMENTS                         SEPTEMBER 30, 2001 (unaudited)





NUMBER OF
 SHARES                                                              VALUE
 ------                                                              -----
COMMON STOCKS - 99.97%
BANKS - 43.35%
 35,200   Amsouth Bancorp. .................................   $    636,064
207,100   Bank of America Corp. ............................     12,094,640
106,400   Bank of New York Co., Inc. .......................      3,724,000
117,600   Bank One Corp. ...................................      3,700,872
 45,700   BB&T Corp. .......................................      1,665,765
 23,405   Charter One Financial, Inc. ......................        660,475
289,298   Citigroup, Inc. ..................................     11,716,569
 27,400   Comerica, Inc. ...................................      1,517,960
  5,300   Cullen Frost Bankers, Inc. .......................        142,835
 56,052   Fifth Third Bancorp ..............................      3,446,077
 12,000   First Tennessee National Corp. ...................        444,000
  2,400   FirstMerit Corp. .................................         56,328
120,816   FleetBoston Financial Corp. ......................      4,439,988
  5,400   Fulton Financial Corp. ...........................        120,690
 30,300   Huntington Bancshares, Inc. ......................        524,493
289,770   J.P. Morgan Chase & Co. ..........................      9,895,646
 57,400   KeyCorp. .........................................      1,385,636
 47,700   Mellon Financial Corp. ...........................      1,542,141
 76,900   National City Corp. ..............................      2,303,155
 18,500   Northern Trust Corp. .............................        970,880
 26,800   PNC Bank Corp. ...................................      1,534,300
 29,300   Regions Financial Corp. ..........................        845,598
 18,300   South Trust Corp. ................................        466,101
 39,000   State Street Corp. ...............................      1,774,500
 33,600   Suntrust Banks, Inc. .............................      2,237,760
 28,000   Synovus Financial Corp. ..........................        794,880
  7,100   Union Planters Corp. .............................        304,590
214,941   U.S. Bancorp .....................................      4,767,391
167,500   Wachovia Corp.* ..................................      5,192,500
197,500   Wells Fargo & Co. ................................      8,778,875
 13,400   Zions BanCorp. ...................................        719,044
                                                               ------------
                                                                 88,403,753
                                                               ------------

FINANCIAL SERVICES - 20.43%
182,500   American Express Co. .............................      5,303,450
  2,900   AmeriCredit Corp.*(1) ............................         91,698
 23,300   AON Corp. ........................................        978,600
  8,500   Arthur J. Gallagher & Co. ........................        287,725
  4,200   BISYS Group, Inc.* ...............................        222,684
 28,600   Capital One Financial Corp. ......................      1,316,458
  6,850   Certegy, Inc.* ...................................        177,826


NUMBER OF
 SHARES                                                              VALUE
 ------                                                              -----
FINANCIAL SERVICES - (CONCLUDED)
  6,100   Concord EFS, Inc.* ...............................   $    298,595
 31,700   Conseco, Inc. ....................................        230,142
 20,200   Countrywide Credit Industries, Inc. ..............        887,386
 97,300   Federal Home Loan Mortgage Corp. .................      6,324,500
136,800   Federal National Mortgage Association ............     10,952,208
 19,700   H&R Block, Inc. ..................................        759,632
 64,900   Household International, Inc. ....................      3,659,062
 36,300   Marsh & McLennan Co., Inc. .......................      3,510,210
121,900   MBNA Corp. .......................................      3,692,351
 39,500   Providian Corp. ..................................        795,925
 26,200   USA Education, Inc. ..............................      2,172,242
                                                               ------------
                                                                 41,660,694
                                                               ------------

INFORMATION & COMPUTER SERVICES - 2.98%
 46,700   Automatic Data Processing, Inc. ..................      2,196,768
 17,900   Equifax, Inc. ....................................        392,010
 27,300   First Data Corp. .................................      1,590,498
 12,750   Fiserv, Inc.* ....................................        436,050
 39,500   Paychex, Inc. ....................................      1,244,645
  9,600   SunGard Data Systems, Inc.* ......................        224,352
                                                               ------------
                                                                  6,084,323
                                                               ------------

LIFE INSURANCE - 4.10%
 63,100   AFLAC, Inc. ......................................      1,703,700
 15,000   CIGNA Corp. ......................................      1,244,250
 17,500   Lincoln National Corp. ...........................        816,025
108,700   Metlife, Inc.(1) .................................      3,228,390
  7,300   Mony Group, Inc. .................................        241,776
  9,800   Protective Life Corp. ............................        284,200
  2,900   Torchmark, Inc. ..................................        113,100
 28,700   UnumProvident Corp. ..............................        724,675
                                                               ------------
                                                                  8,356,116
                                                               ------------
PROPERTY INSURANCE - 14.96%
  9,100   Allmerica Financial Corp. ........................        408,135
 84,800   Allstate Corp. ...................................      3,167,280
 26,300   AMBAC Financial Group, Inc. ......................      1,438,873
203,900   American International Group, Inc. ...............     15,904,200
 20,800   Chubb Corp. ......................................      1,485,328
  6,800   Cincinnati Financial Corp. .......................        283,016
 33,900   Hartford Financial Services Group, Inc. ..........      1,991,286
 24,250   Jefferson-Pilot Corp. ............................      1,078,640

BRINSON FINANCIAL SERVICES GROWTH FUND INC.





NUMBER OF
 SHARES                                                              VALUE
 ------                                                              -----
COMMON STOCKS - (CONCLUDED)
PROPERTY INSURANCE - (CONCLUDED)
 13,300     Loews Corp. ................................  $    615,524
 13,200     MBIA, Inc. .................................       660,000
 11,900     MGIC Investment Corp. ......................       777,546
 11,900     PMI Group, Inc. ............................       742,441
  3,600     Progressive Corp. ..........................       482,040
  8,100     Radian Group, Inc. .........................       311,850
  2,300     SAFECO Corp. ...............................        69,759
 26,600     St. Paul Cos., Inc. ........................     1,096,452
                                                          ------------
                                                                      30,512,370

                                                          ------------
PUBLISHING - 0.17%
 10,100     Deluxe Corp. ...............................       348,854
                                                          ------------
REAL PROPERTY - 0.70%
 24,300     Equity Residential Properties Trust ........     1,419,120
                                                          ------------
REAL ESTATE INVESTMENT TRUSTS - 0.11%
 32,000     Host Marriott Corp. ........................       225,600
                                                          ------------
SECURITIES & ASSET MANAGEMENT - 10.17%
  8,100     Bear Stearns Co., Inc. .....................       405,081
141,300     Charles Schwab Corp. .......................     1,624,950
 21,100     Franklin Resources, Inc. ...................       731,537



NUMBER OF
 SHARES                                                         VALUE
 ------                                                         -----
SECURITIES & ASSET MANAGEMENT - (CONCLUDED)
 37,100     Goldman Sachs Group, Inc. ..................  $  2,647,085
 24,100     John Hancock Financial Services ............       962,795
 46,400     Lehman Brothers Holdings, Inc. .............     2,637,840
107,200     Merrill Lynch & Co., Inc. ..................     4,352,320
137,200     Morgan Stanley Dean Witter & Co. ...........     6,359,220
  6,300     Neuberger Berman, Inc. .....................       219,744
 36,600     Stilwell Financial, Inc. ...................       713,700
  3,200     T. Rowe Price Group, Inc. ..................        93,760
                                                           ------------
                                                            20,748,032

                                                          ------------
THRIFT - 3.00%
  1,700     Astoria Financial Corp. ....................       100,742
  7,400     Dime Bancorp, Inc. .........................       290,968
 27,300     Golden West Financial Corp. ................     1,586,130
107,500     Washington Mutual, Inc. ....................     4,136,600
                                                          ------------
                                                             6,114,440

                                                          ------------
Total Investments (cost - $206,637,064)-99.97%..........   203,873,302
Other assets in excess of liablities-0.03% .............
                                                               68,553
                                                          ------------
Net Assets - 100.00% ................................... $203,941,855
                                                          ============

------------
*     Non-income producing security.

(1)   Security, or portion thereof, was on loan at September 30, 2001.








                 See accompanying notes to financial statements

BRINSON FINANCIAL SERVICES GROWTH FUND INC.

STATEMENT OF ASSETS AND LIABILITIES                                                       SEPTEMBER 30, 2001
                                                                                             (unaudited)
ASSETS
Investments in securities, at value (cost - $206,637,064).................................    $203,873,302
Investments of cash collateral received for securities loaned, at value (cost - $2,958,000)      2,958,000
Receivable for investments sold ..........................................................         381,428
Dividends and interest receivable ........................................................         286,568
Receivable for fund shares sold ..........................................................          20,580
Other assets .............................................................................          33,554
                                                                                              ------------
Total assets .............................................................................     207,553,432
                                                                                              ------------
LIABILITIES
Collateral for securities loaned .........................................................       2,958,000
Payable for fund shares repurchased ......................................................         223,449
Payable to affiliates ....................................................................         219,833
Payable to custodian .....................................................................          49,796
Accrued expenses and other liabilities ...................................................         160,499
                                                                                              ------------
Total liabilities ........................................................................       3,611,577
                                                                                              ------------
NET ASSETS
Capital stock of $0.001 par value outstanding.............................................     194,508,090
Accumulated net investment income ........................................................         167,252
Accumulated net realized gains from investment transactions ..............................      12,030,275
Net unrealized depreciation of investments ...............................................      (2,763,762)
                                                                                              ------------
Net assets ...............................................................................    $203,941,855
                                                                                              ============
CLASS A:
Net assets ...............................................................................    $104,831,718
                                                                                              ------------
Shares outstanding .......................................................................       4,239,796
                                                                                              ------------
Net asset value and redemption value per share ...........................................    $      24.73
                                                                                              ============
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering
price)                                                                                        $      25.90
                                                                                              ============
CLASS B:
Net assets ...............................................................................    $ 67,489,375
                                                                                              ------------
Shares outstanding .......................................................................       2,881,584
                                                                                              ------------
Net asset value and offering price per share .............................................    $      23.42
                                                                                              ============
CLASS C:
Net assets ...............................................................................    $ 29,245,619
                                                                                              ------------
Shares outstanding .......................................................................       1,252,168
                                                                                              ------------
Net asset value and offering price per share .............................................    $      23.36
                                                                                              ============
CLASS Y:
Net assets ...............................................................................    $  2,375,143
                                                                                              ------------
Shares outstanding .......................................................................          95,652
                                                                                              ------------
Net asset value, offering price and redemption value per share ...........................    $      24.83
                                                                                              ============

                 See accompanying notes to financial statements
                                                                              11

BRINSON FINANCIAL SERVICES GROWTH FUND INC.

STATEMENT OF OPERATIONS




                                                                            FOR THE SIX MONTHS
                                                                                  ENDED
                                                                            SEPTEMBER 30, 2001
                                                                               (UNAUDITED)
                                                                           -------------------
INVESTMENT INCOME:
Dividends ................................................................    $   2,068,082
Interest .................................................................           24,612
                                                                              -------------
                                                                                  2,092,694
                                                                              -------------
EXPENSES:
Investment advisory and administration ...................................          821,102
Service fees - Class A ...................................................          150,110
Service and distribution fees - Class B ..................................          392,565
Service and distribution fees - Class C ..................................          167,388
Transfer agency and related services fees ................................          149,192
Custody and accounting ...................................................           74,388
Professional fees ........................................................           60,868
Reports and notices to shareholders ......................................           56,586
Federal and state registration fees ......................................           39,140
Directors fees ...........................................................            5,250
Other expenses ...........................................................            9,269
                                                                              -------------
                                                                                  1,925,858

Less: Fee waiver from advisor ............................................             (416)
                                                                              -------------
Net expenses .............................................................        1,925,442
                                                                              -------------
NET INVESTMENT INCOME ....................................................          167,252
                                                                              -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS: .....
Net realized gains from investment transactions ..........................        7,890,600
Net change in unrealized appreciation/depreciation of investments ........      (22,236,978)
                                                                              -------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT TRANSACTIONS ..........      (14,346,378)
                                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................    $ (14,179,126)
                                                                              =============

                 See accompanying notes to financial statements
12

BRINSON FINANCIAL SERVICES GROWTH FUND INC.

STATEMENT OF CHANGES IN NET ASSETS




                                                                                            FOR THE SIX MONTHS
                                                                                                   ENDED           FOR THE YEAR
                                                                                            SEPTEMBER 30, 2001        ENDED
                                                                                                (UNAUDITED)       MARCH 31, 2001
                                                                                           -------------------- -----------------
FROM OPERATIONS:
Net investment income ....................................................................    $     167,252      $        8,249
Net realized gains from investment transactions ..........................................        7,890,600          49,207,733
Net change in unrealized appreciation/depreciation of investments ........................      (22,236,978)        (14,010,505)
                                                                                              -------------      --------------
Net increase (decrease) in net assets resulting from operations ..........................      (14,179,126)         35,205,477
                                                                                              -------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment transactions - Class A ................................                -         (18,721,687)
Net realized gains from investment transactions - Class B ................................                -         (12,862,489)
Net realized gains from investment transactions - Class C ................................                -          (5,627,026)
Net realized gains from investment transactions - Class Y ................................                -            (386,939)
                                                                                              -------------      --------------
Total distributions to shareholders ......................................................                -         (37,598,141)
                                                                                              -------------      --------------
FROM CAPITAL STOCK TRANSACTIONS:

Net proceeds from the sale of shares .....................................................        4,398,326          67,392,070
Cost of shares repurchased ...............................................................      (23,493,159)       (119,676,765)
Proceeds from dividends reinvested .......................................................                -          33,132,764
                                                                                              -------------      --------------
Net decrease in net assets from capital stock transactions ...............................      (19,094,833)        (19,151,931)
                                                                                              -------------      --------------
Net decrease in net assets ...............................................................      (33,273,959)        (21,544,595)
NET ASSETS:
Beginning of period ......................................................................      237,215,814         258,760,409
                                                                                              -------------      --------------
End of period (including accumulated net investment income of $167,252 for the six months
 ended September 30, 2001) ...............................................................    $ 203,941,855      $  237,215,814
                                                                                              =============      ==============

                 See accompanying notes to financial statements
                                                                              13

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Brinson Financial Services Growth Fund Inc., formerly known as PaineWebber Financial Services Growth Fund Inc. (the "Fund"), is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated in the state of Maryland on February 13, 1986.

     The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  Valuation of Investments-The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors"), formerly known as Mitchell Hutchins Asset Management, Inc., the investment advisor and administrator of the Fund. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Fund's Board determines that this does not represent fair value.

  Repurchase Agreements-The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors.

  Investment Transactions and Investment Income-Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on

----                                                           ----


NOTES TO FINANCIAL STATEMENTS (unaudited)

an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  Dividends and Distributions-Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The Fund invests primarily in equity securities of financial services companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of the Fund's investments. In addition, the Fund's ability to invest in U.S. dollar-denominated foreign equity securities and ability to use options and futures contracts also entail special risks.

INVESTMENT ADVISOR AND ADMINISTRATOR

     The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, under which Brinson Advisors serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. Brinson Advisors pays DSI International Management, Inc., an indirect wholly owned asset management subsidiary of UBS AG, to serve as the Fund's sub-advisor. Brinson Advisors (not the Fund) pays the sub-advisor a fee, computed daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. At September 30, 2001, the Fund owed Brinson Advisors $117,897 in investment advisory and administration fees. Brinson Advisors waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Brinson Private Money Market Fund LLC. For the six months ended September 30, 2001, Brinson Advisors waived $416.

     For the six months ended September 30, 2001, the Fund paid no brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebberSM*") or UBS Warburg for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

     Brinson Advisors is the principal underwriter of the Fund's shares and has appointed selected dealers for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Brinson

------------
* UBS PaineWebber is a service marke of UBS AG.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Advisors monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 2001, the Fund owed Brinson Advisors $101,655 in service and distribution fees.

     Brinson Advisors also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Brinson Advisors earned $105,134 in sales charges for the Fund for the six months ended September 30, 2001.

SECURITY LENDING

     The Fund may lend securities up to 331|M/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended September 30, 2001, the Fund earned $8,764 for lending securities. The Fund's lending agent is UBS PaineWebber, which received compensation from the Fund for the six months ended September 30, 2001, of $2,796.

     At September 30, 2001, the Fund owed UBS PaineWebber $281 in compensation as security lending agent.

     As of September 30, 2001, the Fund's custodian held cash and/or cash equivalents having an aggregate value of $2,958,000 as collateral for portfolio securities loaned having a market value of $3,031,998. The cash collateral was invested in the following money market funds:

  NUMBER OF
    SHARES                                                                                      VALUE
-------------                                                                               ------------
     98,892   AIM Liquid Assets Portfolio .................................................  $   98,892
         61   AIM Prime Portfolio .........................................................          61
  2,858,691   Brinson Private Money Market Fund LLC .......................................   2,858,691
        356   Scudder Institutional Fund, Inc. ............................................         356
                                                                                             ----------
               Total investments of cash collateral for securities loaned (cost-$2,958,000)  $2,958,000
                                                                                             ==========

BANK LINE OF CREDIT

     The Fund may participate with other funds managed by Brinson Advisors in a $300 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended September 30, 2001, the Fund did not borrow under the Facility.

NOTES TO FINANCIAL STATEMENTS (unaudited)

TRANSFER AGENCY AND RELATED SERVICES FEES

     UBS PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended September 30, 2001, UBS PaineWebber received from PFPC, Inc., not the Fund, approximately 47% of the total transfer agency service fees collected by PFPC, Inc. from the Fund.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at September 30, 2001, was substantially the same as the cost of securities for financial statement purposes:

     At September 30, 2001, the components of net unrealized depreciation of investments were as follows:

   Gross appreciation (investments having an excess of value over cost)..     $  23,779,660
   Gross depreciation (investments having an excess of cost over value)..       (26,543,422)
                                                                              -------------
   Net unrealized depreciation of investments ............................    $  (2,763,762)
                                                                              =============

     For the six months ended September 30, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

   Purchases ...............................................................    $33,165,142
   Sales ...................................................................    $51,995,290

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

CAPITAL STOCK

     There are 300 million shares of $0.001 par value common stock authorized for the Fund. Transactions in common stock were as follows:

                                             CLASS A                        CLASS B
                                  ------------------------------ -----------------------------
                                      SHARES         AMOUNT          SHARES         AMOUNT
                                  ------------- ---------------- ------------- ---------------
FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2001:
Shares sold .....................      27,726    $     767,884        53,943    $  1,405,386
Shares repurchased ..............    (412,271)     (11,054,531)     (314,226)     (8,003,909)
Shares converted from
 Class B to Class A .............      23,598          638,581       (24,879)       (638,581)
                                     --------    -------------      --------    ------------
Net increase (decrease) .........    (360,947)   $  (9,648,066)     (285,162)   $ (7,237,104)
                                     ========    =============      ========    ============

                                             CLASS C                     CLASS Y
                                  ----------------------------- --------------------------
                                      SHARES         AMOUNT        SHARES        AMOUNT
                                  ------------- --------------- ------------ -------------
FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2001:
Shares sold .....................      70,277    $  1,773,517       16,463    $   451,539
Shares repurchased ..............    (163,014)     (4,149,511)     (10,898)      (285,208)
Shares converted from
 Class B to Class A .............           -               -            -              -
                                     --------    ------------      -------    -----------
Net increase (decrease) .........     (92,737)   $ (2,375,994)       5,565    $   166,331
                                     ========    =============     ========   ============

                                                                              17


NOTES TO FINANCIAL STATEMENTS (unaudited)


                                           CLASS A                          CLASS B
                               -------------------------------- --------------------------------
                                    SHARES          AMOUNT           SHARES          AMOUNT
                               --------------- ---------------- --------------- ----------------
FOR THE YEAR ENDED
MARCH 31, 2001:

Shares sold ..................     1,478,315    $  42,982,026         310,913    $   8,680,759
Shares repurchased ...........    (2,246,330)     (64,862,296)     (1,067,542)     (29,234,339)
Shares converted from
 Class B to Class A ..........        73,018        2,106,331         (75,931)      (2,106,331)
Dividends reinvested .........       560,101       15,744,459         437,939       11,728,008
                                  ----------    -------------      ----------    -------------
Net decrease .................      (134,896)   $  (4,029,480)       (394,621)   $ (10,931,903)
                                  ===========   =============      ==========    =============

                                          CLASS C                       CLASS Y
                               ------------------------------ ----------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                               ------------- ---------------- ------------ ---------------
FOR THE YEAR ENDED
MARCH 31, 2001:

Shares sold ..................     532,074    $  15,016,528       25,304    $     712,757
Shares repurchased ...........    (876,283)     (24,386,715)     (42,053)      (1,193,415)
Shares converted from
 Class B to Class A ..........           -                -            -                -
Dividends reinvested .........     198,149        5,292,568       13,054          367,729
                                  --------    -------------      -------    -------------
Net decrease .................    (146,060)   $  (4,077,619)      (3,695)   $    (112,929)
                                  ========    =============      =======    =============

                 (This page has been left blank intentionally.)

BRINSON FINANCIAL SERVICES GROWTH FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                     CLASS A
                                                                           ---------------------------
                                                                               FOR THE
                                                                             SIX MONTHS   FOR THE YEARS
                                                                                ENDED     ENDED MARCH
                                                                            SEPTEMBER 30,     31,
                                                                                2001      ------------
                                                                             (UNAUDITED)      2001#
                                                                           -------------- ------------
Net asset value, beginning of period .....................................    $ 26.42       $ 26.68
                                                                              -------       -------
Net investment income (loss) .............................................      0.07          0.11 @
Net realized and unrealized gains (losses) from investments ..............      (1.76)        4.11 @
                                                                              -------       -------
Net increase (decrease) from investment operations .......................      (1.69)         4.22
                                                                              -------       -------
Dividends from net investment income .....................................          -              -
Distributions from net realized gains from investment transactions .......          -          (4.48)
                                                                              -------       --------
Total dividends and distributions ........................................          -          (4.48)
                                                                              -------       --------
Net asset value, end of period ...........................................    $ 24.73       $ 26.42
                                                                              =======       ========
Total investment return (1) ..............................................      (6.40) %       14.79%
                                                                              =======       ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ........................................   $104,832       $121,562
Expenses to average net assets net of waivers from advisor (2) ...........       1.26%*         1.23%
Net investment income (loss) to average net assets net of waivers from
 advisor (2) .............................................................       0.53%*         0.40%
Portfolio turnover rate ..................................................         14%           107%

                                                                                                 CLASS A
                                                                           ----------------------------------------------------
                                                                                      FOR THE YEARS ENDED MARCH 31,
                                                                           ----------------------------------------------------
                                                                                2000          1999         1998         1997
                                                                           ------------- ------------- ------------ -----------
Net asset value, beginning of period ..................................... $   30.24      $  33.56     $   23.41     $  21.16
                                                                           -----------   -----------     -------      -------
Net investment income (loss) .............................................      0.10 @        0.33 @        0.20         0.18
Net realized and unrealized gains (losses) from investments ..............     (2.79)@       (2.96)@       11.75         5.69
                                                                           -----------   -----------     -------      -------
Net increase (decrease) from investment operations .......................     (2.69)        (2.63)        11.95         5.87
                                                                           -----------   -----------     -------      -------
Dividends from net investment income .....................................     (0.08)        (0.28)        (0.21)       (0.23)
Distributions from net realized gains from investment transactions .......     (0.79)        (0.41)        (1.59)       (3.39)
                                                                           -----------   -----------     --------     -------
Total dividends and distributions ........................................     (0.87)        (0.69)        (1.80)       (3.62)
                                                                           -----------   -----------     --------     -------
Net asset value, end of period ...........................................  $   26.68      $  30.24    $   33.56     $  23.41
                                                                           ===========   ===========     ========     =======
Total investment return (1) ..............................................     (8.88)%       (7.81)%       51.92%       28.72%
                                                                           ===========   ===========     ========     =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ........................................  $126,334      $204,433     $ 209,818     $ 85,661
Expenses to average net assets net of waivers from advisor (2) ...........      1.23%         1.17%         1.17%        1.52%
Net investment income (loss) to average net assets net of waivers from
 advisor (2) .............................................................      0.35%         1.07%         1.12%        0.90%
Portfolio turnover rate ..................................................       122%           59%           23%          40%

------------
*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

(2) During the six months ended September 30, 2001 and the year ended March 31, 2001, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@ Calculated using the average monthly shares outstanding for the period.

# Effective February 8, 2001, DSI International Management, Inc. assumed day to day portfolio management responsibilities.

BRINSON FINANCIAL SERVICES GROWTH FUND INC.



     FOR THE                                 CLASS B
    SIX MONTHS    -------------------------------------------------------------
      ENDED                         FOR THE YEARS ENDED MARCH 31,
  SEPTEMBER 30,   ----------------------------------------------------------------
       2001
   (UNAUDITED)        2001#        2000          1999         1998         1997
----------------- ------------ ------------ ------------- ------------ -----------
  $   25.12         $ 25.73      $ 29.35       $  32.62     $  22.87      $ 20.75
  ------------     ---------      -------       --------     -------      -------
      (0.04)          (0.12)@      (0.12)@         0.09 @       0.09         0.04
      (1.66)           3.99 @      (2.71)@        (2.87)@      11.34         5.53
  ------------     ---------      -------    -----------    -------       -------
      (1.70)           3.87        (2.83)         (2.78)       11.43         5.57
  ------------     ---------      -------    -----------     -------      -------
          -               -            -          (0.08)       (0.09)       (0.06)
          -           (4.48)       (0.79)         (0.41)       (1.59)       (3.39)
  ------------      ---------      -------    -----------     --------     -------
          -           (4.48)       (0.79)         (0.49)       (1.68)       (3.45)
  ------------      ---------      -------    -----------     --------     -------
  $   23.42         $ 25.12      $ 25.73       $  29.35     $  32.62      $ 22.87
  ============      =========      =======    ===========     ========     =======
      (6.77)%         13.95%       (9.63)%        (8.51)%      50.80%       27.74%
  ============      =========      =======    ===========     ========     =======
  $  67,489         $79,557      $91,643       $195,392     $198,473      $41,579
       2.07%*          2.04%        2.02%          1.94%        1.92%        2.27%
      (0.28)%*        (0.42)%      (0.44)%         0.29%        0.37%        0.15%
         14%            107%         122%            59%          23%          40%


     For the
   Six Months                       Class C
      Ended     --------------------------------------------------------------
  September 30,                 For the Years Ended March 31,
      2001      -------------------------------------------------------------
   (unaudited)      2001#        2000        1999        1998         1997
 -------------- ------------ ------------ ----------- ----------- -----------
       25.06     $ 25.68       $ 29.28    $ 32.56       $ 22.84     $ 20.75
    --------     -------       -------    -------       -------     -------
       (0.04)      (0.11)@       (0.12)@     0.08 @        0.12        0.06
       (1.66)       3.97 @       (2.69)@    (2.86)@       11.28        5.51
    --------     -------       -------    -------       -------     -------
       (1.70)       3.86         (2.81)     (2.78)        11.40        5.57
    --------     -------       -------    -------       -------     -------
           -           -             -      (0.09)        (0.09)      (0.09)
           -       (4.48)        (0.79)     (0.41)        (1.59)      (3.39)
    --------     -------       -------    -------      -------     -------
           -       (4.48)        (0.79)     (0.50)        (1.68)      (3.48)
    --------     -------       -------    -------      -------     -------
    $  23.36     $ 25.06       $ 25.68    $ 29.28       $ 32.56     $ 22.84
    ========     =======       =======    =======       =======     =======
       (6.78)%     13.94%        (9.59)%    (8.50)%       50.76%      27.74%
    $ 29,246     $33,710       $38,282    $78,670       $63,809     $12,357
    ========     =======       =======    =======       =======     =======
        2.05%*      2.03%         2.01%      1.94%         1.92%       2.28%
       (0.27)%*    (0.41)%       (0.43)%     0.27%         0.36%       0.15%
          14%        107%          122%        59%           23%         40%


BRINSON FINANCIAL SERVICES GROWTH FUND INC.

FINANCIAL HIGHLIGHTS



Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                          CLASS Y
                                                           ----------------------------------------------------------------------
                                                                         FOR THE
                                                                      SIX MONTHS
                                                                ENDED                 FOR THE YEARS
                                                            SEPTEMBER 30,            ENDED MARCH 31,             FOR THE PERIOD
                                                                 2001      -----------------------------------  MARCH 30, 1998+
                                                             (UNAUDITED)      2001#        2000        1999     TO MARCH 31, 1998
                                                           --------------- ----------- ----------- ----------- ------------------
Net asset value, beginning of period .....................     $ 26.50     $ 26.67     $  30.23     $ 33.56          $ 33.22
                                                               -------      -------      -------     -------         -------
Net investment income ....................................       0.09         0.18@        0.17 @      0.34 @              -
Net realized and unrealized gains (losses) from
 investments .............................................      ( 1.91)       4.13@       (2.82)@     (2.89)@           0.34
                                                               -------      ---------   --------    --------         -------
Net increase (decrease) from investment operations .......      ( 1.82)       4.31        (2.65)      (2.55)            0.34
                                                               -------      -------     --------    --------         -------
Dividends from net investment income .....................           -           -        (0.12)      (0.37)               -
Distributions from net realized gains from investment
 transactions ............................................           -       (4.48)       (0.79)      (0.41)               -
                                                               -------      -------     --------    --------         -------
Total dividends and distributions ........................           -       (4.48)       (0.91)      (0.78)               -
                                                               -------      -------     --------    --------         -------
Net asset value, end of period ...........................     $ 24.68     $  26.50     $ 26.67     $ 30.23          $ 33.56
                                                               =======      =======     ========    ========         =======
Total investment return (1) ..............................      ( 6.30)%     15.15%       (8.76)%     (7.57)%           1.02%
                                                               =======      =======     ========    ========         =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ........................    $  2,375     $ 2,387      $ 2,502      $5,292          $     2
Expenses to average net assets
 net of waivers from advisor (2) .........................        1.12%*      1.00%        1.00%       0.90%            0.80%*
Net investment income to average net assets
 net of waivers from advisor (2) .........................        0.66%*      0.63%        0.58%       1.22%            0.00%*
Portfolio turnover rate ..................................          14%        107%         122%         59%              23%

------------
*     Annualized.

+    Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

(2) During the six months ended September 30, 2001 and the year ended March 31, 2001, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@    Calculated using the average monthly shares outstanding for the period.

# Effective February 8, 2001, DSI International Management, Inc. assumed day to day portfolio management responsibilities.

DIRECTORS

E. Garrett Bewkes, Jr.                      George W. Gowen
Chairman
                                            William W. Hewitt

Margo N. Alexander                          Morton Janklow

Richard Q. Armstrong                        Frederic V. Malek

David J. Beaubien                           Carl W. Schafer

Richard R. Burt                             William D. White

Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                            John J. Holmgren
President                                  Vice President

Amy R. Doberman                            John J. Holmgren, Jr.
Vice President and Secretary               Vice President

Paul H. Schubert
Vice President and Treasurer





INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114


SUB-ADVISOR

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851


This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.



                                BRINSON ADVISORS
                                (COPYRIGHT)2001 Brinson Advisors, Inc.
                                All Rights Reserved

                                                   BRINSON FINANCIAL
                                                   SERVICES GROWTH
                                                   FUND INC.
                                                   -----------------------------

                                                   SEPTEMBER 30, 2001







SEMIANNUAL REPORT